STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 21, 2015	Dec. 31, 2017	Dec. 31, 2018	Feb. 20, 2019	Sep. 06, 2016
2015 Stock Option Plan [Member]
Number of shares authorized					4,000,000
Number of common shares awarded		318,000	1,518,000
Weighted average grant date fair value of stock options		$ 0.29	$ 0.83
Allocated stock-based compensation expense		$ (4,417)	$ 248,040
Weighted-average grant-date fair value options granted		93,115	1,255,234
Total intrinsic value of options exercised		0	51,250
Total unrecognized compensation cost			$ 1,078,843
Weighted-average period (in years)			34 months
Total fair value of shares vested		$ 150,820	$ 258,666
2015 Stock Option Plan [Member] | Board Of Directors Chairman [Member] | Subsequent Event [Member]
Number of shares authorized				6,000,000
Independent Directors ( Dr. Mark Baker, Mr. Mark Pastreich, Mr. Arthur Radin and Mr. Cyril Narishkin) [Member]
Description of payment terms	Paid quarterly half in cash and half in common stock.
Annually compensation paid per director	$ 25,000
Key Employees [Member] | 2015 Stock Option Plan [Member]
Number of common shares awarded			2,419,000